Shareholder Report, Holdings (Details)	Dec. 31, 2025
DGI U.S. Government Money Market Fund | Class A Withholding | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	100.30%
DGI U.S. Government Money Market Fund | Class A Withholding | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
DGI U.S. Government Money Market Fund | Class A Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	100.00%
DGI U.S. Government Money Market Fund | Class A Withholding | United States Treasury Bill, 1/2/2026
Holdings [Line Items]
Percent of Net Asset Value	29.10%
DGI U.S. Government Money Market Fund | Class A Withholding | United States Treasury Bill, 1/8/2026
Holdings [Line Items]
Percent of Net Asset Value	29.00%
DGI U.S. Government Money Market Fund | Class A Withholding | United States Treasury Bill, 1/13/2026
Holdings [Line Items]
Percent of Net Asset Value	27.60%
DGI U.S. Government Money Market Fund | Class A Withholding | United States Treasury Bill, 1/6/2026
Holdings [Line Items]
Percent of Net Asset Value	12.70%
DGI U.S. Government Money Market Fund | Class A Withholding | United States Treasury Bill, 1/15/2026
Holdings [Line Items]
Percent of Net Asset Value	1.90%
DGI U.S. Government Money Market Fund | Class A Non-Withholding | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	100.30%
DGI U.S. Government Money Market Fund | Class A Non-Withholding | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
DGI U.S. Government Money Market Fund | Class A Non-Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	100.00%
DGI U.S. Government Money Market Fund | Class A Non-Withholding | United States Treasury Bill, 1/2/2026
Holdings [Line Items]
Percent of Net Asset Value	29.10%
DGI U.S. Government Money Market Fund | Class A Non-Withholding | United States Treasury Bill, 1/8/2026
Holdings [Line Items]
Percent of Net Asset Value	29.00%
DGI U.S. Government Money Market Fund | Class A Non-Withholding | United States Treasury Bill, 1/13/2026
Holdings [Line Items]
Percent of Net Asset Value	27.60%
DGI U.S. Government Money Market Fund | Class A Non-Withholding | United States Treasury Bill, 1/6/2026
Holdings [Line Items]
Percent of Net Asset Value	12.70%
DGI U.S. Government Money Market Fund | Class A Non-Withholding | United States Treasury Bill, 1/15/2026
Holdings [Line Items]
Percent of Net Asset Value	1.90%
DGI U.S. Government Money Market Fund | Class I Withholding | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	100.30%
DGI U.S. Government Money Market Fund | Class I Withholding | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
DGI U.S. Government Money Market Fund | Class I Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	100.00%
DGI U.S. Government Money Market Fund | Class I Withholding | United States Treasury Bill, 1/2/2026
Holdings [Line Items]
Percent of Net Asset Value	29.10%
DGI U.S. Government Money Market Fund | Class I Withholding | United States Treasury Bill, 1/8/2026
Holdings [Line Items]
Percent of Net Asset Value	29.00%
DGI U.S. Government Money Market Fund | Class I Withholding | United States Treasury Bill, 1/13/2026
Holdings [Line Items]
Percent of Net Asset Value	27.60%
DGI U.S. Government Money Market Fund | Class I Withholding | United States Treasury Bill, 1/6/2026
Holdings [Line Items]
Percent of Net Asset Value	12.70%
DGI U.S. Government Money Market Fund | Class I Withholding | United States Treasury Bill, 1/15/2026
Holdings [Line Items]
Percent of Net Asset Value	1.90%
DGI U.S. Government Money Market Fund | Class I Non-Withholding | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	100.30%
DGI U.S. Government Money Market Fund | Class I Non-Withholding | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
DGI U.S. Government Money Market Fund | Class I Non-Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	100.00%
DGI U.S. Government Money Market Fund | Class I Non-Withholding | United States Treasury Bill, 1/2/2026
Holdings [Line Items]
Percent of Net Asset Value	29.10%
DGI U.S. Government Money Market Fund | Class I Non-Withholding | United States Treasury Bill, 1/8/2026
Holdings [Line Items]
Percent of Net Asset Value	29.00%
DGI U.S. Government Money Market Fund | Class I Non-Withholding | United States Treasury Bill, 1/13/2026
Holdings [Line Items]
Percent of Net Asset Value	27.60%
DGI U.S. Government Money Market Fund | Class I Non-Withholding | United States Treasury Bill, 1/6/2026
Holdings [Line Items]
Percent of Net Asset Value	12.70%
DGI U.S. Government Money Market Fund | Class I Non-Withholding | United States Treasury Bill, 1/15/2026
Holdings [Line Items]
Percent of Net Asset Value	1.90%